Affiliated companies and variable interest entities (Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership) (Detail)	Mar. 31, 2016	Mar. 31, 2015
Denso Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	24.90%	24.90%
Toyota Industries Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	24.60%	24.60%
Aisin Seiki Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	23.30%	23.30%
Toyota Tsusho Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	22.00%	22.00%
Toyoda Gosei Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	43.00%	43.00%